Description of Organization and Business Operations - February 2026 Public Offering (Details) - USD ($)	Feb. 19, 2026	Feb. 18, 2026	Feb. 17, 2026	Mar. 31, 2026	Dec. 31, 2025
Description of Organization and Business Operations
Number of warrants to purchase shares issued (in shares)				1	1
Price per share (in dollars per share)				$ 11.5	$ 11.5
Best efforts
Description of Organization and Business Operations
Number of shares issued (in shares)		8,270,000
Offering price (in dollar per share)		$ 0.29
Net proceeds		$ 3,440,000
Period of non issuance of common stock following closing date			180 days
Period of non issuance of common stock involving variable rate transaction following closing date			180 days
Placement agent fee, percent			8.00%
Placement agent fee, maximum reimbursement			$ 100,000
Pre-funded warrants
Description of Organization and Business Operations
Pre-funded warrants (in shares)	1,262,000
Number of shares called by each warrant (in shares)		1
Price per share (in dollars per share)		$ 0.0001
Pre-funded warrants | Best efforts
Description of Organization and Business Operations
Pre-funded warrants (in shares)		5,543,000
Number of warrants to purchase shares issued (in shares)		5,543,000
Offering price of pre-funded warrants (in dollars per share)		$ 0.2899
Common stock purchase warrants
Description of Organization and Business Operations
Number of warrants to purchase shares issued (in shares)		1.5
Price per share (in dollars per share)		$ 0.29		0.29
Contractual term		5 years
Common stock purchase warrants | Best efforts
Description of Organization and Business Operations
Pre-funded warrants (in shares)		13,813,000
Number of warrants to purchase shares issued (in shares)		20,719,500
Placement Agent Warrants
Description of Organization and Business Operations
Price per share (in dollars per share)			$ 0.319	$ 0.319
Contractual term			5 years
Placement Agent Warrants | Best efforts
Description of Organization and Business Operations
Number of warrants to purchase shares issued (in shares)			690,650
Percent of shares issued			5.00%
Percent of offering price			110.00%